Expense Example	Nov. 25, 2025 USD ($)
Class A Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 567	[1]
Expense Example, with Redemption, 3 Years	1,014	[1]
Expense Example, with Redemption, 5 Years	1,486	[1]
Expense Example, with Redemption, 10 Years	2,788	[1]
Class A Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	459	[2]
Expense Example, with Redemption, 3 Years	691	[2]
Expense Example, with Redemption, 5 Years	940	[2]
Expense Example, with Redemption, 10 Years	1,654	[2]
Class A Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	477	[3]
Expense Example, with Redemption, 3 Years	716	[3]
Expense Example, with Redemption, 5 Years	974	[3]
Expense Example, with Redemption, 10 Years	1,711	[3]
Class A Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307	[4]
Expense Example, with Redemption, 3 Years	517	[4]
Expense Example, with Redemption, 5 Years	744	[4]
Expense Example, with Redemption, 10 Years	1,396	[4]
Class A Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	476	[5]
Expense Example, with Redemption, 3 Years	746	[5]
Expense Example, with Redemption, 5 Years	1,036	[5]
Expense Example, with Redemption, 10 Years	1,861	[5]
Class A Prospectus - PACE High Yield Investments | PACE High Yield Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	479	[6]
Expense Example, with Redemption, 3 Years	741	[6]
Expense Example, with Redemption, 5 Years	1,022	[6]
Expense Example, with Redemption, 10 Years	1,824	[6]
Class A Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	659	[7]
Expense Example, with Redemption, 3 Years	889	[7]
Expense Example, with Redemption, 5 Years	1,138	[7]
Expense Example, with Redemption, 10 Years	1,849	[7]
Class A Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	659	[8]
Expense Example, with Redemption, 3 Years	891	[8]
Expense Example, with Redemption, 5 Years	1,142	[8]
Expense Example, with Redemption, 10 Years	1,859	[8]
Class A Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	673
Expense Example, with Redemption, 3 Years	934
Expense Example, with Redemption, 5 Years	1,214
Expense Example, with Redemption, 10 Years	2,010
Class A Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	673	[9]
Expense Example, with Redemption, 3 Years	934	[9]
Expense Example, with Redemption, 5 Years	1,214	[9]
Expense Example, with Redemption, 10 Years	2,010	[9]
Class A Prospectus - PACE International Equity Investments | PACE International Equity Investments | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	733	[10]
Expense Example, with Redemption, 3 Years	1,137	[10]
Expense Example, with Redemption, 5 Years	1,565	[10]
Expense Example, with Redemption, 10 Years	2,751	[10]
Class A Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689	[11]
Expense Example, with Redemption, 3 Years	1,015	[11]
Expense Example, with Redemption, 5 Years	1,364	[11]
Expense Example, with Redemption, 10 Years	2,343	[11]
Class A Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689	[12]
Expense Example, with Redemption, 3 Years	1,071	[12]
Expense Example, with Redemption, 5 Years	1,477	[12]
Expense Example, with Redemption, 10 Years	2,606	[12]
Class A Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	798	[13]
Expense Example, with Redemption, 3 Years	1,453	[13]
Expense Example, with Redemption, 5 Years	2,130	[13]
Expense Example, with Redemption, 10 Years	3,926	[13]
Class P Prospectus - UBS Government Money Market Investments Fund | UBS Government Money Market Investments Fund | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16	[14]
Expense Example, with Redemption, 3 Years	80	[14]
Expense Example, with Redemption, 5 Years	150	[14]
Expense Example, with Redemption, 10 Years	355	[14]
Class P Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	175	[15]
Expense Example, with Redemption, 3 Years	598	[15]
Expense Example, with Redemption, 5 Years	1,048	[15]
Expense Example, with Redemption, 10 Years	2,295	[15]
Class P Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62	[16]
Expense Example, with Redemption, 3 Years	254	[16]
Expense Example, with Redemption, 5 Years	461	[16]
Expense Example, with Redemption, 10 Years	1,059	[16]
Class P Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81	[17]
Expense Example, with Redemption, 3 Years	278	[17]
Expense Example, with Redemption, 5 Years	492	[17]
Expense Example, with Redemption, 10 Years	1,109	[17]
Class P Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58	[18]
Expense Example, with Redemption, 3 Years	217	[18]
Expense Example, with Redemption, 5 Years	390	[18]
Expense Example, with Redemption, 10 Years	891	[18]
Class P Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86	[19]
Expense Example, with Redemption, 3 Years	322	[19]
Expense Example, with Redemption, 5 Years	577	[19]
Expense Example, with Redemption, 10 Years	1,306	[19]
Class P Prospectus - PACE High Yield Investments | PACE High Yield Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90	[20]
Expense Example, with Redemption, 3 Years	324	[20]
Expense Example, with Redemption, 5 Years	576	[20]
Expense Example, with Redemption, 10 Years	1,299	[20]
Class P Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91	[21]
Expense Example, with Redemption, 3 Years	284	[21]
Expense Example, with Redemption, 5 Years	493	[21]
Expense Example, with Redemption, 10 Years	1,096	[21]
Class P Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90	[22]
Expense Example, with Redemption, 3 Years	287	[22]
Expense Example, with Redemption, 5 Years	501	[22]
Expense Example, with Redemption, 10 Years	1,117	[22]
Class P Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106	[23]
Expense Example, with Redemption, 3 Years	342	[23]
Expense Example, with Redemption, 5 Years	596	[23]
Expense Example, with Redemption, 10 Years	1,324	[23]
Class P Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110	[24]
Expense Example, with Redemption, 3 Years	350	[24]
Expense Example, with Redemption, 5 Years	609	[24]
Expense Example, with Redemption, 10 Years	1,349	[24]
Class P Prospectus - PACE International Equity Investments | PACE International Equity Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169	[25]
Expense Example, with Redemption, 3 Years	538	[25]
Expense Example, with Redemption, 5 Years	932	[25]
Expense Example, with Redemption, 10 Years	2,035	[25]
Class P Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122	[26]
Expense Example, with Redemption, 3 Years	421	[26]
Expense Example, with Redemption, 5 Years	742	[26]
Expense Example, with Redemption, 10 Years	1,652	[26]
Class P Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122	[27]
Expense Example, with Redemption, 3 Years	519	[27]
Expense Example, with Redemption, 5 Years	940	[27]
Expense Example, with Redemption, 10 Years	2,116	[27]
Class P Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237	[28]
Expense Example, with Redemption, 3 Years	878	[28]
Expense Example, with Redemption, 5 Years	1,543	[28]
Expense Example, with Redemption, 10 Years	3,324	[28]
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	170	[29]
Expense Example, with Redemption, 3 Years	594	[29]
Expense Example, with Redemption, 5 Years	1,043	[29]
Expense Example, with Redemption, 10 Years	2,291	[29]
Class P2 Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55	[30]
Expense Example, with Redemption, 3 Years	247	[30]
Expense Example, with Redemption, 5 Years	454	[30]
Expense Example, with Redemption, 10 Years	1,053	[30]
Class P2 Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62	[31]
Expense Example, with Redemption, 3 Years	260	[31]
Expense Example, with Redemption, 5 Years	475	[31]
Expense Example, with Redemption, 10 Years	1,092	[31]
Class P2 Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44	[32]
Expense Example, with Redemption, 3 Years	203	[32]
Expense Example, with Redemption, 5 Years	376	[32]
Expense Example, with Redemption, 10 Years	878	[32]
Class P2 Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68	[33]
Expense Example, with Redemption, 3 Years	305	[33]
Expense Example, with Redemption, 5 Years	560	[33]
Expense Example, with Redemption, 10 Years	1,291	[33]
Class P2 Prospectus - PACE High Yield Investments | PACE High Yield Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58	[34]
Expense Example, with Redemption, 3 Years	265	[34]
Expense Example, with Redemption, 5 Years	488	[34]
Expense Example, with Redemption, 10 Years	1,132	[34]
Class P2 Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43	[35]
Expense Example, with Redemption, 3 Years	237	[35]
Expense Example, with Redemption, 5 Years	447	[35]
Expense Example, with Redemption, 10 Years	1,053	[35]
Class P2 Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38	[36]
Expense Example, with Redemption, 3 Years	236	[36]
Expense Example, with Redemption, 5 Years	451	[36]
Expense Example, with Redemption, 10 Years	1,070	[36]
Class P2 Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64	[37]
Expense Example, with Redemption, 3 Years	301	[37]
Expense Example, with Redemption, 5 Years	556	[37]
Expense Example, with Redemption, 10 Years	1,287	[37]
Class P2 Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70	[38]
Expense Example, with Redemption, 3 Years	311	[38]
Expense Example, with Redemption, 5 Years	571	[38]
Expense Example, with Redemption, 10 Years	1,314	[38]
Class P2 Prospectus - PACE International Equity Investments | PACE International Equity Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109	[39]
Expense Example, with Redemption, 3 Years	470	[39]
Expense Example, with Redemption, 5 Years	855	[39]
Expense Example, with Redemption, 10 Years	1,936	[39]
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91	[40]
Expense Example, with Redemption, 3 Years	369	[40]
Expense Example, with Redemption, 5 Years	669	[40]
Expense Example, with Redemption, 10 Years	1,521	[40]
Class P2 Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160	[41]
Expense Example, with Redemption, 3 Years	555	[41]
Expense Example, with Redemption, 5 Years	975	[41]
Expense Example, with Redemption, 10 Years	2,146	[41]
Class P2 Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	221	[42]
Expense Example, with Redemption, 3 Years	828	[42]
Expense Example, with Redemption, 5 Years	1,461	[42]
Expense Example, with Redemption, 10 Years	3,163	[42]
UBS Government Money Market Investments Fund | UBS Government Money Market Investments Fund | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16	[43]
Expense Example, with Redemption, 3 Years	80	[43]
Expense Example, with Redemption, 5 Years	150	[43]
Expense Example, with Redemption, 10 Years	$ 355	[43]

[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[2]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[3]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[4]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[5]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[6]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[7]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[8]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[9]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[10]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[11]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[12]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[13]	Except that the expenses reflect the effects of the fund's fee waiver/expensereimbursement agreement for the first year only.
[14]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[15]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[16]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[17]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[18]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[19]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[20]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[21]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[22]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[23]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[24]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[25]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[26]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[27]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[28]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[29]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[30]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[31]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[32]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[33]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[34]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[35]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[36]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[37]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[38]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[39]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[40]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[41]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[42]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[43]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.